Leases	12 Months Ended
Nov. 30, 2020
Leases [Abstract]
Leases	Leases
Substantially all of our leases for which we are the lessee are operating leases of port facilities and real estate and are included within operating lease right-of-use assets, long-term operating lease liabilities and current portion of operating lease liabilities in our Consolidated Balance Sheet as of November 30, 2020.

We have port facilities and real estate lease agreements with lease and non-lease components, and in such cases, we account for the components as a single lease component.

We do not recognize lease assets and lease liabilities for any leases with an original term of less than one year. For some of our port facilities and real estate lease agreements, we have the option to extend our current lease term by 1 to 10 years. Generally, we do not include renewal options as a component of our present value calculation as we are not reasonably certain that we will exercise the options.

As most of our leases do not have a readily determinable implicit rate, we estimate the incremental borrowing rate ("IBR") to determine the present value of lease payments. We apply judgment in estimating the IBR including considering the term of the lease, the currency in which the lease is denominated, and the impact of collateral and our credit risk on the rate. For leases that were in place upon adoption of Leases, we used the remaining lease term as of December 1, 2019 in determining the IBR. For the initial measurement of the lease liabilities for leases commencing after the adoption, the IBR at the lease commencement date was applied.

We amortize our lease assets on a straight-line basis over the lease term. The components of expense were as follows:

(in millions)	Year Ended November 30, 2020
Operating lease expense	$203
Variable lease expense (a) (b)	$(61)
(a)Variable lease expense represents costs associated with our multi-year preferential berthing agreements which vary based on the number of passengers. These costs are recorded within commission, transportation and other in our Consolidated Statements of Income (Loss). Variable and short-term lease costs related to operating leases, other than the port facilities, were not material to our consolidated financial statements.
(b)Several of our preferential berthing agreements have force majeure provisions. We have treated the concessions granted under such provisions as variable payment adjustments. If our interpretation of the force majeure provisions is disputed, we could be required to record and make additional guarantee payments.

We have multiple agreements, with a total undiscounted minimum commitment of approximately $439 million, that have been executed but the lease term has not commenced as of November 30, 2020. These are substantially all related to our rights to use certain port facilities. The leases are expected to commence between 2021 and 2022.

During 2020, we obtained $144 million of right-of-use assets in exchange for new operating lease liabilities. The cash outflow for leases was materially consistent with the lease expense recognized during 2020.

Weighted average of the remaining lease terms and weighted average discount rates are as follows:

November 30, 2020
Weighted average remaining lease term - operating leases (in years)	13
Weighted average discount rate - operating leases	3.4%

As of November 30, 2020, maturities of operating lease liabilities were as follows:

(in millions) Year
2021	$204
2022	176
2023	159
2024	147
2025	143
Thereafter	936
Total lease payments	1,765
Less: Present value discount	(341)
Present value of lease liabilities	$1,424

Under ASC 840, Leases, future minimum lease payments under non-cancelable operating leases of port facilities and other assets as of November 30, 2019 were as follows:

(in millions) Year
2020	$219
2021	196
2022	161
2023	173
2024	167
Thereafter	1,408
$2,324
For time charter arrangements where we are the lessor and for transactions with cruise guests related to the use of cabins, we do not separate lease and non-lease components. As the non-lease components are the predominant components in the agreements, we account for these transactions under the Revenue Recognition guidance.